Note 16 - Tax Expense - Recognised Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Deferred tax asset		$ 1,409	$ 1,545
Deferred tax liability		(6,330)	(9,385)
Net deferred tax asset (liability)		(4,921)	(7,840)	$ (4,147)
Net tax assets (liabilities) [member]
Statement Line Items [Line Items]
Net deferred tax asset (liability)	[1]	(4,921)	(7,840)
Property, plant, and equipment deferred tax liability [member]
Statement Line Items [Line Items]
Deferred tax asset		0	0
Deferred tax liability		(6,323)	(9,328)
Net deferred tax asset (liability)		(6,323)	(9,328)	(5,380)
Property, plant, and equipment deferred tax liability [member] | Net tax assets (liabilities) [member]
Statement Line Items [Line Items]
Net deferred tax asset (liability)		(6,323)	(9,328)
Evaluation and exploration assets [member]
Statement Line Items [Line Items]
Deferred tax asset		0	0
Deferred tax liability		(2)	0
Net deferred tax asset (liability)		(2)	(47)	(29)
Evaluation and exploration assets [member] | Net tax assets (liabilities) [member]
Statement Line Items [Line Items]
Net deferred tax asset (liability)		(2)	0
Allowance for obsolete stock deferred tax asset [member]
Statement Line Items [Line Items]
Deferred tax liability		0	(47)
Net deferred tax asset (liability)		(163)	3	13
Allowance for obsolete stock		(163)	0
Allowance for obsolete stock deferred tax asset [member] | Net tax assets (liabilities) [member]
Statement Line Items [Line Items]
Net deferred tax asset (liability)		(163)	(47)
Prepayments deferred tax liability [member]
Statement Line Items [Line Items]
Deferred tax asset		0	3
Deferred tax liability		(5)	0
Net deferred tax asset (liability)		(5)	(10)	(3)
Prepayments deferred tax liability [member] | Net tax assets (liabilities) [member]
Statement Line Items [Line Items]
Net deferred tax asset (liability)		(5)	3
Unrealised foreign exchange gains (losses) [member]
Statement Line Items [Line Items]
Deferred tax asset		733	0
Deferred tax liability		0	(10)
Net deferred tax asset (liability)		733	499	530
Unrealised foreign exchange gains (losses) [member] | Net tax assets (liabilities) [member]
Statement Line Items [Line Items]
Net deferred tax asset (liability)		733	(10)
Trade and Other Payables 1 [Member]
Statement Line Items [Line Items]
Deferred tax asset		814	499
Deferred tax liability		0	0
Trade and Other Payables 1 [Member] | Net tax assets (liabilities) [member]
Statement Line Items [Line Items]
Net deferred tax asset (liability)		814	499
Cash-settled awards [member]
Statement Line Items [Line Items]
Deferred tax asset		0	989
Deferred tax liability		0	0
Net deferred tax asset (liability)			0	8
Cash-settled awards [member] | Net tax assets (liabilities) [member]
Statement Line Items [Line Items]
Net deferred tax asset (liability)		0	989
Provisions [member]
Statement Line Items [Line Items]
Deferred tax asset		25	0
Deferred tax liability		0	0
Net deferred tax asset (liability)		25	54	$ 60
Provisions [member] | Net tax assets (liabilities) [member]
Statement Line Items [Line Items]
Net deferred tax asset (liability)		25	0
Other Temporary Differences 1 [Member]
Statement Line Items [Line Items]
Deferred tax asset		0	54
Deferred tax liability		0	0
Other Temporary Differences 1 [Member] | Net tax assets (liabilities) [member]
Statement Line Items [Line Items]
Net deferred tax asset (liability)		$ 0	$ 54

[1]	The net deferred tax liability consists of a deferred tax asset of $202 (2021: $194) from the South African operation and a net deferred tax liability of $5,123 (2021: $8,034) due to the Blanket Mine operation. The amounts are in different tax jurisdictions and cannot be offset. The amounts are presented as part of Non-current assets and Non-current liabilities in the Statements of financial position. The deferred tax asset recognised is supported by evidence of probable future taxable income.